SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION
dated April 21, 2010

Relating to the acquisition of assets of:

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

aseries of

EVERGREEN MUNICIPAL TRUST

byand in exchange for shares of

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

aseries of

WELLS FARGO FUNDS TRUST

And

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND

aseries of

EVERGREEN MUNICIPAL TRUST

byand in exchange for shares of

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

aseries of

WELLS FARGO FUNDS TRUST

(the “Merger SAI”)

                Effective immediately, Matthew M. Kiselak is no longer expected to be the portfolio manager of the Wells Fargo Advantage North Carolina Tax-Free Fund nor the Wells Fargo Advantage Pennsylvania Tax-Free Fund (each a “Fund,” together, the “Funds”) following the acquisition of Evergreen North Carolina Municipal Bond Fund’s and Evergreen Pennsylvania Municipal Bond Fund’s (each a “Target Fund”) assets, respectively, in July 2010.  Robert J. Miller, Mr. Kiselak’s former co-manager, is now expected to be the sole portfolio manager of the Funds following the acquisition of each Target Fund’s assets in July 2010.

                The information listed for Mr. Kiselak  under “Wells Fargo Advantage North Carolina Tax-Free Fund” in the section of the Merger SAI entitled “Management of Other Accounts” is removed.

                The information listed for Mr. Kiselak  under “Wells Fargo Advantage Pennsylvania Tax-Free Fund” in the section of the Merger SAI entitled “Management of Other Accounts” is removed and replaced with the following:

Robert J. Miller	Assets of registered investment companies managed
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL	$1,304,411
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$110,176
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed	17
	Assets of other accounts managed	$162,400
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

May 25, 2010